Related-Party Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative and other expenses	$ (86,222)
Dividend income	$ 11,990,952
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	46,944	50,790
Number of shares purchased (in shares)	45,765
Number of shares sold (in shares)	142,806
Dividend income	$ 51,094